Related Party Transactions - Disclosure of Information About Key Management Personnel (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Key management personnel compensation, short-term employee benefits	$ 4,041,619	$ 3,961,649
Key management personnel compensation, share-based payment	9,101,888	12,377,331
Key management personnel compensation, consulting fees	45,499	0
Remuneration attributed to key management personnel	$ 13,189,006	$ 16,338,980